STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111

                                                   November 9, 2001

VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: Standish, Ayer & Wood Investment Trust (the "Trust")
          (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

      Attached for electronic filing on behalf of the Trust pursuant to Rule 497(e) under the Securities Act of 1933 (the "1933 Act") is a supplement, dated November 9, 2001, to the combined prospectus and statement of additional information, each dated May 1, 2001, of Standish Fixed Income Fund, Standish High Grade Bond Fund, Standish World High Yield Fund, Standish Controlled Maturity Fund and Standish Short-Term Asset Reserve Fund. Each fund is a series of the Trust.

      If you have any questions or comments concerning this filing, please contact Charles F. McCain, Esq., counsel to the Trust, at (617) 526-6276 (collect).

                                          Very truly yours,

                                          Standish, Ayer & Wood Investment Trust

                                          /s/ Denise B. Kneeland

                                          Denise B. Kneeland

                        SUPPLEMENT dated November 9, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                          Standish High Grade Bond Fund
                         Standish World High Yield Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                               Dated: May 1, 2001
                             Revised: August 1, 2001
                       Further Revised: September 19, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus
                                   ----------

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish Fixed Income Fund, Standish World High Yield Fund, Standish Controlled Maturity Fund and Standish Short-Term Asset Reserve Fund only:

---------------------------------------------------------------------------------------------------------------------
Fund                                     Fund Managers                          Positions during the past five years*
---------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                        Catherine A. Powers, CFA               Director of Standish Mellon and a
                                                                                Chartered Financial Analyst, Cathy is
                                                                                responsible for management of high
                                                                                grade and core plus fixed income
                                                                                portfolios and is the head of the
                                                                                firm's securitized research group.
---------------------------------------------------------------------------------------------------------------------
World High Yield Fund                    John L. Peta, CFA                      Vice president of Standish Mellon
                                                                                and a Chartered Financial Analyst,
                                                                                John is responsible for emerging
                                                                                market fixed income research and
                                                                                world high yield portfolio
                                                                                management.  He joined the firm from
                                                                                Chancellor-LGT Asset Management in
                                                                                1997.

                                         Michael J. Tucker, CFA                 Vice president of Standish
                                                                                Mellon and a Chartered Financial
                                                                                Analyst, Michael is a high yield
                                                                                strategist and portfolio manager
                                                                                within the firm's fixed income group.
---------------------------------------------------------------------------------------------------------------------
Controlled Maturity Fund                 David S. Hertan                        Vice President of Standish Mellon
                                                                                since 2001, and prior to 2001, a
                                                                                Senior Vice President of The Boston
                                                                                Company Asset Management Company,
                                                                                LLC and Portfolio Manager for The
                                                                                Dreyfus Corporation, Inc. David is
                                                                                responsible for the management of
                                                                                short duration portfolios and is the
                                                                                head of the firm's short-term
                                                                                portfolio management team.
---------------------------------------------------------------------------------------------------------------------
Short-Term Asset Reserve Fund            David S. Hertan                        Vice President of Standish Mellon
                                                                                since 2001, and prior to 2001, a
                                                                                Senior Vice President of The Boston
                                                                                Company Asset Management Company,
                                                                                LLC and Portfolio Manager for The
                                                                                Dreyfus Corporation, Inc.  David is
                                                                                responsible for the management of
                                                                                short duration portfolios and is the
                                                                                head of the firm's short-term
                                                                                portfolio management team.
---------------------------------------------------------------------------------------------------------------------

* Includes positions with the predecessor to Standish Mellon for periods prior to August 1, 2001.

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

    Name, Address and Date of Birth        Position Held With Trust       Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                          Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                                    and Chief Executive Officer,
1100 Winter Street                                                                Decision Resources, Inc.;
Waltham, MA  02451                                                              Trustee, Cornell University;
                                                                                  Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                        Trustee                         William Joseph Maier,
c/o Harvard University                                                         Professor of Political Economy,
Cambridge, MA 02138                                                                  Harvard University

John H. Hewitt, 4/11/35                             Trustee                   Trustee, The Peabody Foundation;
P.O. Box 233                                                                    Trustee, Mertens House, Inc.
New London, NH 03257

Caleb Loring III, 11/14/43                          Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                                   (family investment trust office);
400 Essex Street                                                                  Director, Holyoke Mutual
Beverly, MA  01915                                                                   Insurance Company;
                                                                            Director, Carter Family Corporation;
                                                                          Board Member, Gordon-Conwell Theological
                                                                                     Seminary; Chairman
                                                                              of the Advisory Board, Salvation
                                                                             Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54                    President and Trustee        President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                           Standish Mellon Asset Management Company
One Financial Center                                                     LLC since July 2001; formerly President and
Boston, MA  02111                                                         Managing Director, Standish, Ayer & Wood,
                                                                        Inc.; Executive Vice President and Director,
                                                                                   Standish International
                                                                                   Management Company, LLC

    Name, Address and Date of Birth        Position Held With Trust       Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Anne P. Hermann, 1/26/56                 Vice President and Secretary      Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                            Management Company LLC since July 2001;
One Financial Center                                                       formerly Vice President and Senior Fund
Boston, MA  02111                                                         Administration Manager, Standish, Ayer &
                                                                                         Wood, Inc.

Paul G. Martins, 3/10/56                 Vice President and Treasurer        Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                            Management Company LLC since July 2001;
One Financial Center                                                         formerly Vice President of Finance,
Boston, MA  02111                                                                Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56                   Assistant Secretary        Vice President and Chief Compliance Officer
c/o Standish, Ayer & Wood, Inc.                                            since July 2001, Standish Mellon Asset
One Financial Center                                                      Management Company LLC; formerly Director
Boston, MA  02111                                                         and Compliance Officer, Standish, Ayer &
                                                                                         Wood, Inc.

Denise B. Kneeland, 8/19/51                Assistant Vice President         Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                            Management Company LLC since July 2001;
One Financial Center                                                     formerly Vice President and Manager, Mutual
Boston, MA  02111                                                       Funds Operations, Standish, Ayer & Wood, Inc.

Lisa Kane, 6/25/70                         Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                            Asset Management Company LLC since July
One Financial Center                                                     2001; formerly Assistant Vice President and
Boston, MA  02111                                                        Client Service Professional, Standish, Ayer
                                                                                        & Wood, Inc.

Steven M. Anderson, 7/14/65                Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                            Asset Management Company LLC since July
One Financial Center                                                     2001; formerly Assistant Vice President and
Boston, MA  02111                                                         Mutual Funds Controller, Standish, Ayer &
                                                                          Wood, Inc. since April 1, 1998; formerly
                                                                           Independent Consultant for Banking and
                                                                                     Financial Services

Cara E. Hultgren, 1/19/71                  Assistant Vice President     Supervisor, Mutual Fund Operations, Standish
c/o Standish, Ayer & Wood, Inc.                                           Mellon Asset Management Company LLC since
One Financial Center                                                     July 2001; formerly Supervisor, Mutual Fund
Boston, MA  02111                                                          Operations, Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75                Assistant Vice President      Performance Analyst, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                            Management Company LLC since July 2001;
One Financial Center                                                    formerly Performance Analyst, Standish, Ayer
Boston, MA  02111                                                          & Wood, Inc. since 2000; formerly Fund
                                                                        Pricing Specialist/Analyst, PFPC, Inc. since
                                                                                1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Pursuant to
Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Stephen R. Burke, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley, Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.